Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
January 31, 2023
(Unaudited)
Te
Principal
Amount Value
MUNICIPAL BONDS — 93.1%
California — 93.1%
$ 6,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.00%, 04/01/43(a) ......... $ 6,026,860
15,000,000 Bay Area Toll Authority Pre-refunded
Highway Improvements Revenue
Bonds, Sub-Series S-4,
5.25%, 04/01/48(a) ......... 15,073,227
1,550,000 California Educational Facilities
Authority Refunding Revenue
Bonds, Series A,
5.00%, 10/01/23 ........... 1,576,939
1,565,000 California Infrastructure & Economic
Development Bank Current
Refunding Revenue Bond, Series
A-1,
5.00%, 04/01/33 ........... 1,974,200
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
5.00%, 10/01/35 ........... 2,439,156
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
4.00%, 10/01/37 ........... 2,158,730
2,000,000 California Infrastructure & Economic
Development Bank Water Utility
Improvements Revenue Bonds,
4.00%, 10/01/38 ........... 2,132,653
3,575,000 California Public Finance Authority
Health Care Facilities Revenue
Bonds, Series A,
4.00%, 07/15/42 ........... 3,630,097
1,785,000 California State University & College
Improvements Revenue Bonds,
Series A,
5.00%, 11/01/24 ........... 1,872,123
5,000,000 California State University Current
Refunding Revenue Bonds, Series
A,
5.00%, 11/01/47 ........... 5,243,264
5,000,000 Carlsbad Unified School District
School Improvements GO, Series
B,
6.00%, 05/01/34 ........... 5,204,006
1,260,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/26 ........... 1,383,603
Principal
Amount Value
California (continued)
$ 1,100,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/27 ........... $ 1,239,355
2,375,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/28 ........... 2,741,855
4,000,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/30 ........... 4,814,998
1,750,000 City & County of San Francisco
Current Refunding GO, Series
R1,
5.00%, 06/15/34 ........... 2,170,264
2,500,000 City & County of San Francisco
Refunding Notes COP,
5.00%, 04/01/23 ........... 2,510,858
1,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds,
4.00%, 05/15/35 ........... 1,062,934
2,000,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/31 ........... 2,305,687
2,590,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Refunding
Revenue Bonds, Series A,
5.00%, 05/15/32 ........... 2,885,053
850,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/23 ........... 856,091
2,150,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/23 ........... 2,166,102
420,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/24 ........... 433,632
1,080,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/24 ........... 1,116,774

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 6,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/40 ........... $ 6,713,282
5,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/23 ........... 5,045,006
5,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/24 ........... 5,180,313
3,000,000 City of Los Angeles Wastewater System
Revenue Current Refunding
Revenue Bonds, Series C,
5.00%, 06/01/25 ........... 3,199,267
2,550,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/25 ........... 2,572,613
1,800,000 City of Los Angeles Wastewater System
Revenue Refunding Revenue
Bonds, Sub-Series A,
5.00%, 06/01/27 ........... 1,815,842
1,900,000 City of San Francisco Public Utilities
Commission Water Revenue
Advance Refunding Revenue
Bonds,
5.00%, 11/01/28 ........... 2,025,550
2,500,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/24 ........... 2,603,750
3,250,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/25 ........... 3,479,434
2,000,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/26 ........... 2,200,741
1,600,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/27 ........... 1,805,576
1,955,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/28 ........... 2,259,324
1,005,000 County of Santa Clara Current
Refunding GO, Series 2008-D,
5.00%, 08/01/29 ........... 1,187,202
Principal
Amount Value
California (continued)
$ 900,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/30 ........... $ 1,083,165
1,700,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/31 ........... 2,089,355
1,000,000 East Bay Municipal Utility District
Water System Revenue Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 06/01/32 ........... 1,253,290
1,500,000 Eastern Municipal Water District
Financing Authority Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/36 ........... 1,742,301
1,100,000 Los Angeles Community College
District Refunding GO, Series A,
5.00%, 08/01/29(a) ......... 1,144,988
1,000,000 Los Angeles Community College
District University & College
Improvements GO, Series
2008-F,
5.00%, 08/01/24(a) ......... 1,013,305
5,000,000 Los Angeles Department of Water
& Power Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/24 ........... 5,195,543
1,000,000 Los Angeles Department of Water &
Power Water System Revenue
Current Refunding Revenue
Bonds, Series C,
5.00%, 07/01/35 ........... 1,221,447
2,170,000 Los Angeles Department of Water &
Power Water System Revenue
Current Refunding Revenue
Bonds, Series C,
5.00%, 07/01/36 ........... 2,612,234
6,000,000 Los Angeles Department of Water &
Power Water System Revenue
Water Utility Improvements
Revenue Bonds, Series D,
5.00%, 07/01/47 ........... 6,811,173

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 850,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5.00%, 08/01/30 ........... $ 1,031,225
1,000,000 Miracosta Community College
District University & College
Improvements GO, Series
2016-C,
5.00%, 08/01/35 ........... 1,227,562
1,100,000 Mount San Jacinto Community
College District University &
College Improvements GO, Series
2014-A,
5.00%, 08/01/28 ........... 1,179,827
2,000,000 Municipal Improvement Corp. of
Los Angeles Refunding Revenue
Bonds, Series A,
5.00%, 11/01/24(a) ......... 2,064,230
3,000,000 Orange County Sanitation District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 02/01/34 ........... 3,109,188
1,145,000 Regents of the University of California
Medical Center Pooled Revenue
Current Refunding Revenue
Bonds, Series L,
5.00%, 05/15/24 ........... 1,183,987
1,310,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.00%, 05/15/24(a) ......... 1,319,766
6,150,000 Regents of the University of California
Medical Center Pooled Revenue
Pre-refunded Revenue Bonds,
Series J,
5.25%, 05/15/27(a) ......... 6,200,194
1,100,000 Rio Hondo Community College
District Current Refunding GO,
Series B,
5.00%, 08/01/24 ........... 1,147,143
3,000,000 Sacramento Municipal Utility
District  Refunding Revenue
Bonds, Sub-Series A,
5.00%, 08/15/49(b) ......... 3,013,420
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/27 ........... 1,128,635
Principal
Amount Value
California (continued)
$ 1,500,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/28 ........... $ 1,733,321
1,000,000 Sacramento Municipal Utility District
Current Refunding Revenue
Bonds, Series J,
5.00%, 08/15/30 ........... 1,205,651
3,500,000 Sacramento Municipal Utility
District Electric Light & Power
Improvements Revenue Bonds,
Series H,
5.00%, 08/15/36 ........... 4,052,815
4,000,000 San Bernardino Community College
District Advance Refunding GO,
1.61%, 08/01/27 ........... 3,566,798
1,000,000 San Francisco Bay Area Rapid Transit
District Transit Improvements
GO, Series 2016-D1,
5.00%, 08/01/31 ........... 1,225,940
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Advance
Refunding Current Revenue
Bonds, Series A,
5.00%, 05/01/26 ........... 2,176,623
2,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/31 ........... 2,279,376
2,500,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
A,
5.00%, 05/01/32 ........... 2,844,056
2,275,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/25 ........... 2,380,378
3,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Current
Refunding Revenue Bonds, Series
H,
5.00%, 05/01/29 ........... 3,340,337

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
Principal
Amount Value
California (continued)
$ 5,000,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series C,
5.00%, 05/01/46 ........... $ 5,212,703
1,025,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Port
Airport & Marina Improvements
Revenue Bonds, Series E,
5.00%, 05/01/40 ........... 1,091,198
4,225,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... 4,710,862
2,620,000 San Francisco City & County
Airport Comm-San Francisco
International Airport Refunding
Revenue Bonds, Series B,
5.00%, 05/01/28 ........... 2,989,366
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/35 ........... 1,213,082
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/36 ........... 1,199,642
1,000,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/37 ........... 1,191,128
1,075,000 San Jose Financing Authority
Refunding Revenue Bonds, Series
B,
5.00%, 11/01/42 ........... 1,250,145
1,000,000 San Mateo Union High School
District Refunding GO,
5.00%, 09/01/27(a) ......... 1,042,591
1,000,000 San Ramon Valley Unified School
District School Improvements
GO,
5.00%, 08/01/24 ........... 1,040,597
3,665,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/42 ........... 4,252,969
Principal
Amount Value
California (continued)
$ 3,350,000 Santa Clara Valley Water District
Current Refunding Revenue
Bonds, Series A,
5.00%, 06/01/43 ........... $ 3,878,772
1,540,000 Santa Clarita Community College
District Refunding GO,
5.00%, 08/01/24(a) ......... 1,560,490
1,150,000 State Center Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/24 ........... 1,197,206
6,680,000 State Center Community College
District University & College
Improvements GO, Series C,
5.00%, 08/01/47 ........... 7,537,854
4,000,000 State of California Current Refunding
GO,
5.00%, 11/01/28 ........... 4,639,424
3,250,000 State of California Current Refunding
GO,
5.00%, 04/01/42 ........... 3,521,359
3,900,000 State of California Current Refunding
GO,
5.00%, 12/01/28 ........... 4,531,831
3,000,000 State of California Current Refunding
GO,
5.00%, 08/01/24 ........... 3,121,791
4,770,000 State of California Current Refunding
GO, Group C,
5.00%, 08/01/27 ........... 5,046,061
2,000,000 State of California Department of
Water Resources Water Utility
Improvements Revenue Bonds,
Series BB,
5.00%, 12/01/32 ........... 2,420,075
2,250,000 State of California Public
Improvements GO,
5.00%, 09/01/32 ........... 2,798,286
1,000,000 State of California Refunding GO,
5.00%, 10/01/25 ........... 1,047,415
5,000,000 State of California Refunding GO,
5.00%, 10/01/26 ........... 5,237,913
10,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/28 ........... 11,446,859
4,000,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/29 ........... 4,681,677
3,500,000 State of California Water Utility
Improvements GO,
5.00%, 04/01/30 ........... 4,176,811

Old Westbury Funds, Inc.
California Municipal Bond Fund
Portfolio of Investments
- (Continued)

January 31, 2023
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
California (continued)
$ 1,955,000 University of California Advance
Refunding Revenue Bonds, Series
AY,
5.00%, 05/15/24 ........... $ 2,023,336
1,465,000 University of California Advance
Refunding Revenue Bonds, Series
S,
5.00%, 05/15/34 ........... 1,800,336
1,270,000 University of California Current Pre-
refunded Refunding Revenue
Bonds, Series AF,
5.00%, 05/15/26(a) ......... 1,279,651
10,000,000 University of California Refunding
Revenue Bonds, Series AK,
5.00%, 05/15/48(b) ......... 10,074,313
2,500,000 University of California University &
College Improvements Revenue
Bonds, Series BE,
5.00%, 05/15/33 ........... 2,981,245
4,215,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 5,230,274
1,645,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.32%, 11/01/25 ........... 1,513,007
2,295,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.54%, 11/01/26 ........... 2,062,911
3,970,000 Ventura County Public Financing
Authority Advance Refunding
Revenue Bonds, Series A,
1.96%, 11/01/28 ........... 3,447,440
Total Municipal Bonds
(Cost $307,659,170)
307,134,254
CORPORATE BONDS — 0.6%
United States — 0.6%
2,000,000 Stanford Health Care, Series 2020,
3.31%, 08/15/30 ........... 1,851,304
Total Corporate Bonds
(Cost $2,000,000)
1,851,304
Shares Value
INVESTMENT COMPANY — 5.2%
17,205,449 Federated Hermes Government
Obligations Fund, 4.19%(c) ... $ 17,205,449
Total Investment Company
(Cost $17,205,449)
17,205,449
TOTAL INVESTMENTS — 98.9%
(Cost $326,864,619)
$ 326,191,007
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.1%
3,592,256
NET ASSETS — 100.0%
$ 329,783,263
(a) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(b) Floating rate security. Rate shown is the rate in effect as of January
31, 2023.
(c) The rate shown represents the current yield as of January 31, 2023.
COP — Certificates of Participation
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
California ................................... 93.1%
Other* ..................................... 6.9
100.0%
* Includes cash and equivalents, Corporate Bonds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.